SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
NOTE 5. SUBSEQUENT EVENTS
Organizational Transactions and IPO
In connection with the consummation of the Company’s IPO on April 20, 2026, the Company and Holdings LLC undertook certain organizational transactions, including:

•
The Company and Holdings amended and restated the LLC Operating Agreement to, among other things, (i) modify the capital structure of Holdings LLC by replacing the historical membership interests (i.e., Class A units) with a new class of common membership interests consisting of Series A units and Series B units and (ii) appoint the Company as the sole managing member of Holdings LLC.

•
Our Principal Stockholder and certain other holders of indirect interests in Holdings LLC engaged in a series of transactions, which included one or more contributions, mergers or otherwise, including the merger of the Blocker Entity, that resulted in certain LLC Unitholders contributing their direct or indirect membership interests in Holdings LLC to the Company in exchange for 25,135,300 shares of Class A common stock.

•
The Company amended and restated its certificate of incorporation to, among other things, provide (i) for Class A common stock, with each share of our Class A common stock entitling its holder to one vote per share on all matters presented to our shareholders generally and (ii) for Class B common stock, with each share of our Class B common stock entitling its holder to one vote per share on all matters presented to our shareholders generally. Shares of Class A common stock and Class B common stock vote as a single class. The shares of Class B common stock do not have any right to receive dividends or distributions upon the liquidation or winding up of AEVEX Corp.

•	The Company issued 63,297,524 shares of Class B common stock to ATS Investment Holdings, on a one-to-one basis with the number of Series B units it owns, for nominal consideration.

•
The Company entered into the Exchange Agreement pursuant to which ATS Investment Holdings (or certain permitted transferees thereof) is entitled to exchange its Series B units, together with an equal number of shares of Class B common stock, for shares of the Company’s Class A common stock on a one-for-one
basis or, at the Company’s election, for cash, from a substantially concurrent public offering or private sale (based on the price of our Class A common stock in such public offering or private sale).

•
The Company entered into the Tax Receivable Agreement with the TRA Rights Holders that requires the payment by the Company to such persons collectively of 85% of certain tax savings, if any, in U.S. federal, state and local income taxes we actually realize (or, under certain circumstances are deemed to realize) as a result of (i) certain increases in the tax basis of assets of Holdings LLC and its subsidiaries resulting from purchases or exchanges of LLC Units, (ii) certain other tax attributes of Holdings LLC and its subsidiaries and the Blocker Entity that existed prior to the IPO, including existing tax basis and our allocable share of existing tax basis acquired in connection with the IPO and increases to such allocable share of existing tax basis and (iii) certain other tax benefits related to our entering into the Tax Receivable Agreement, including tax benefits attributable to payments that the Company is required to make under the Tax Receivable Agreement.

•
The 115,342 of Holdings LLC’s Series A preferred units outstanding prior to the Organizational Transactions were, in accordance with their terms, converted into 7,208,876 shares of the Company’s Class A common stock at a conversion price based on 80% of the IPO price.

•
The Company issued 18,400,000 shares of its Class A common stock, which includes the exercise in full by the underwriters of their option to purchase an additional 2,400,000 shares of Class A common stock, in exchange for net proceeds of approximately $345.9 million, at the IPO price of $20.00 per share, less $22.1 million of underwriting discounts and commissions.

•	The Company used such net proceeds of approximately $345.9 million to acquire 18,400,000 newly-issued Series A units in Holdings LLC.

•
On April 20, 2026, subsidiaries of Holdings LLC refinanced the Prior Credit Facilities and entered into the New Credit Facilities. Holdings LLC used the $100.0 million proceeds from the New Term Loan Facility and the proceeds it received from us for the purchase of the newly issued Series A units (i) to repay approximately $258.5 million of outstanding borrowings under the Prior Credit Facilities, (ii) to pay $3.3 million of expenses incurred in connection with the refinancing, (iii) to pay $10.3 million of expenses incurred in connection with the IPO and Organizational Transactions and (iv) for general corporate purposes.

As the sole managing member of Holdings LLC, the Company operates and controls all of the business and affairs of Holdings LLC and conducts its business through Holdings LLC and its direct and indirect subsidiaries. Following the IPO, the Company has a minority economic interest in Holdings LLC but controls the management of Holdings LLC as its sole managing member. As a result, the Company will consolidate Holdings LLC and record a significant redeemable noncontrolling interest in a consolidated entity in its consolidated financial statements for the economic interest in Holdings LLC held by the LLC Unitholder. The Series B units owned by the LLC Unitholder are considered redeemable noncontrolling interests in accordance with Financial Accounting

Standards Board (“FASB”) Accounting Standard Codification (“ASC”) paragraph
480-10-S99-3A
(Distinguishing Liabilities from Equity Topic) because they are redeemable upon the occurrence of an event that is not solely within the Company’s control. Since the holder of the redeemable noncontrolling interests and its affiliates initially control the Company’s Board of Directors and since its exchange rights may be settled in cash at the Company’s election, the cash redemption is effectively in the control of the holders of the redeemable noncontrolling interests.
Up-C
Structure and Tax Receivable Agreement
The Company’s corporate structure following the IPO is commonly referred to as an umbrella partnership-C
corporation
(“Up-C”)
structure. The
Up-C
structure allows the TRA Rights Holders to continue to realize tax benefits associated with owning or having owned interests in an equity that is treated as a partnership, or “flow-through” entity, for U.S. federal income tax purposes. Investors in and after the IPO, by contrast, hold their equity ownership in the Company, a domestic corporation for U.S. federal income tax purposes, in the form of shares of Class A common stock. The future taxable income of Holdings LLC that is allocated to the TRA Rights Holders will be taxed on a flow-through basis and, therefore, will not be subject to corporate taxes at the entity level. In general, the TRA Rights Holders expect to receive payments under the Tax Receivable Agreements of 85% of the amount of certain tax benefits, and the Company expects to benefit in the form of cash tax savings in amounts equal to 15% of certain tax benefits. Any payments made by the Company to the TRA Rights Holders under the Tax Receivable Agreement will reduce cash otherwise arising from such tax savings. We expect such payments will be substantial.
Exchange Rights of LLC Unitholders
In accordance with the Exchange Agreement, the LLC Unitholder (or certain permitted transferees thereof) is entitled to exchange its Series B units for shares of the Company’s Class A common stock on a one-for-one
basis or, at the Company’s election, for cash, from a substantially concurrent public offering or private sale (based on the price of our Class A common stock in such public offering or private sale). Simultaneously with the payment of cash or the issuance of shares of Class A common stock, as applicable, in connection with an exchange of Series B units pursuant to the terms of the Exchange Agreement, a number of shares of the Company’s Class B common stock registered in the name of the LLC Unitholder will automatically be transferred to us and will be cancelled for no consideration on a one-for-one
basis with the number of Series B units exchanged.
2026 Omnibus Incentive Plan
On April 16, 2026, and in connection with the IPO, the Company adopted the AEVEX Corp. 2026 Omnibus Incentive Plan (the “Omnibus Plan”). The Omnibus Plan provides for the grant of options, stock appreciation rights, restricted stock, restricted stock units, stock awards, dividend equivalents, other stock-based awards, cash awards, and substitute awards to our employees, consultants and non-employee
directors, and employees and consultants of our affiliates.
Subject to adjustment in the event of certain transactions or changes of capitalization in accordance with the Omnibus Plan, 11,404,170 shares of Class A common stock (the “Share Reserve”) have been reserved for issuance pursuant to awards under the Omnibus Plan. The total number of shares reserved for issuance under the Omnibus Plan will be increased annually on January 1 of each calendar year beginning in 2027 and ending and including January 1, 2036, by the lesser of (i) 3% of the aggregate number of shares of Class A common stock and Class B common stock, in each case, outstanding on December 31 of the immediately preceding calendar year and (ii) the number of shares of Class A common stock as is determined by the Company’s Board of Directors. Shares of Class A common stock subject to an award that expires or is canceled, forfeited, exchanged, settled in cash or otherwise terminated without delivery of shares and shares withheld to pay the exercise price of, or to satisfy the withholding obligations with respect to, an award will again be available for delivery pursuant to other awards under the Omnibus Plan.

5.	Subsequent Events
The Company has evaluated subsequent events through March 23, 2026, which is the date that this financial statement was available to be issued.
Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
NOTE 12. SUBSEQUENT EVENTS
Organizational Transactions and IPO
On April 20, 2026, AEVEX Corp. completed its IPO of 18,400,000 shares of its Class A common stock, which includes the exercise in full by the underwriters of their option to purchase an additional 2,400,000 shares of Class A common stock, in exchange for net proceeds of approximately $345.9 million, at the IPO price of $20.00 per share, less $22.1 million of underwriting discounts and commissions. AEVEX Corp. used such net proceeds to acquire 18,400,000 newly-issued Series A units in the Company. Immediately following the completion of the IPO and related organizational transactions, AEVEX Corp. held an approximately 44.5% interest in the Company.
In connection with the consummation of the IPO on April 20, 2026, AEVEX Corp. and the Company undertook certain organizational transactions, including:

•
The Company and AEVEX Corp. amended and restated the LLC Operating Agreement to, among other things, (i) modify the capital structure of the Company by replacing the historical membership interests (i.e., Class A units) with a new class of common membership interests consisting of Series A units and Series B units and (ii) appoint AEVEX Corp. as the sole managing member of the Company.

•
The Company entered into the Exchange Agreement pursuant to which ATS Investment Holdings (or certain permitted transferees thereof) is entitled to exchange its Series B units, together with an equal number of shares of Class B common stock of AEVEX Corp., for shares of AEVEX Corp.’s Class A common stock on a one-for-one
basis or, at AEVEX Corp.’s election, for cash, from a substantially concurrent public offering or private sale (based on the price of our Class A common stock in such public offering or private sale).

•
The Company entered into the Tax Receivable Agreement with the TRA Rights Holders that requires the payment by AEVEX Corp. to such persons collectively of
85
% of certain tax savings, if any, in U.S. federal, state and local income taxes AEVEX Corp. actually realizes (or, under certain circumstances are deemed to realize).

•
The 115,342 of the Company’s Series A preferred units outstanding prior to the Organizational Transactions were, in accordance with their terms, converted into 7,208,876 shares of AEVEX Corp. Class A common stock at a conversion price based on 80% of the IPO price.

Debt Refinancing
On April 20, 2026, subsidiaries of the Company refinanced the Prior Credit Facilities and entered into the New Credit Facilities. The Company used the $100.0 million proceeds from the New Term Loan Facility and the proceeds it received from AEVEX Corp. for the purchase of the newly issued Series A units (i) to repay approximately $258.5 million of outstanding borrowings under our Prior Credit Facilities, (ii) to pay $3.3 million of expenses incurred in connection with the refinancing, (iii) to pay $10.3 million of expenses incurred with the IPO and organizational transactions and (iv) for general corporate purposes.
The New Credit Agreement is guaranteed by certain of the Borrower’s wholly-owned domestic subsidiaries and secured by substantially all of the Borrower’s assets and the assets of certain of the Borrower’s subsidiaries, in each case, subject to customary exceptions.
The New Credit Agreement contains certain affirmative and negative covenants, including, among other things, restrictions on indebtedness, liens on assets, fundamental changes and asset sales, investments, negative pledges, repurchase of stock, dividends and other distributions, and transactions with affiliates. In addition, the New Credit Agreement contains financial covenants that require the Loan Parties (as defined in the New Credit Agreement) to comply with the following financial covenants (subject to certain equity cure rights):

•
Commencing with the fiscal quarter ending September 30, 2026, maintain a maximum total net leverage ratio not to exceed 3.50 to 1.00 (provided that (a) after June 30, 2029, the total net leverage ratio shall not exceed 3.00 to 1.00 for any test period and (b) the maximum total net leverage ratio shall temporarily increase by 0.50 during the four fiscal quarters following the consummation of a material acquisition), in each case, tested as of the last day of each fiscal quarter; and

•
Commencing with the fiscal quarter ending September 30, 2026, maintain a minimum interest coverage ratio for any period, of not less than 3.00 to 1.00, tested as of the last day of each fiscal quarter.

The New Credit Facilities will mature on April 20, 2031. Borrowings under the New Credit Agreement are available, at the Borrower’s option, as term SOFR loans or base rate loans. Term SOFR loans under the New Credit Agreement accrue interest at a SOFR rate plus an applicable rate of 2.25% to 3.00% (depending on the secured net leverage ratio of the Borrower and its restricted subsidiaries). Base rate loans under the New Credit Agreement accrue interest at a base rate plus an applicable rate of 1.25% to 2.00% (depending on the secured net leverage ratio of the Borrower and its restricted subsidiaries). The Revolving Credit Facility also has a variable commitment fee, which is tied to the secured net leverage ratio of the Borrower and its restricted subsidiaries, which ranges from 0.25% to 0.50% per annum. Unused commitments made under the Delayed Draw Term Loan Facility have a commitment fee that accrues (i) from April 20, 2026, until October 17, 2026, at a rate of 0.00% per annum and (ii) thereafter, at a rate of 0.50% per annum. The commitment period under the Delayed Draw Term Loan Facility ends on the earlier of (i) April 20, 2028 and (ii) the commitments under the Delayed Draw Term Loan Facility being fully drawn or otherwise terminated under the New Credit Agreement.

The Revolving Credit Facility will not amortize. The Term Loan Facility and the Delayed Draw Term Loan Facility (to the extent funded) will amortize in equal quarterly installments, commencing with the last day of September 30, 2026, in aggregate annual amounts according to the following amortization schedule:

Payment Dates	Annual Amortization Amount (percent of principal)
Year 1	2.5%
Year 2	2.5%
Year 3	7.5%
Year 4	7.5%
Year 5	10.0%

18.	Subsequent Events
The Company has evaluated subsequent events through March 23, 2026, which is the date that these consolidated financial statements were available to be issued.
Series A Preferred Units
On February 9, 2026, the Company entered into a Unit Purchase Agreement with Radz Capital AEVEX Holdings Inc., pursuant to which the Company issued 14,067 Series A Preferred units under the LLC Agreement for aggregate cash proceeds of $14,067. The transaction closed during February 2026. On March 12, 2026, the Company entered into a Unit Purchase Agreement with Radz Capital AEVEX Holdings Inc., pursuant to which the Company issued 1,275 Series A Preferred units under the LLC Agreement for aggregate cash proceeds of $1,275. The transaction closed during March 2026. Mr. Raduenz, Executive Chairman of the Company, is the President of Radz Capital AEVEX Holdings Inc.
Class A Units and Incentive Units
During February 2026, the Company reached an agreement with a former employee to: i) pay $1,086 for the repurchase of vested Incentive Units pursuant to the terms of the Incentive Equity Agreement which permits the Company to repurchase such shares within 12 months of an employee’s termination date, and ii) pay $1,048 for the employee’s Class A units. The $1,048 was paid in February 2026 and the $1,086 is due to be paid by October 31, 2026.